Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 8,270	$ 1,649
Restricted cash	222	200
Accounts receivable	115	87
Other current assets	225	472
Total current assets	8,832	2,408
Operating lease - right of use asset	1,151	1,433
Fixed assets, net	449	570
Total non current assets	1,600	2,003
TOTAL ASSETS	10,432	4,411
Current liabilities
Trade accounts payable	56	139
Current operating lease liability	281	299
Other accounts payable	1,032	1,114
Total current liabilities	1,369	1,552
Non-current operating lease liability	798	1,221
TOTAL LIABILITIES	2,167	2,773
Temporary equity
Preferred A shares, NIS 0.01 par value; Authorized 100,000 shares; Issued and outstanding: No shares as at December 31, 2022 and 51,282 shares as of December 31, 2021;		9,965
Shareholders’ equity (deficit)
Ordinary shares, NIS 0.01 par value; Authorized 99,900,000 shares; Issued and outstanding: 15,896,040 and 9,157,324 shares as of December 31, 2022 and 2021	46	25
Additional paid in capital	63,033	35,987
Accumulated deficit	(54,814)	(44,339)
Total shareholders’ equity (deficit)	8,265	(8,327)
TOTAL LIABILITIES, TEMPORARY EQUITY AND SHAREHOLDERS’ EQUITY	$ 10,432	$ 4,411